Capital Trust securities (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Significant Terms and Conditions of Notes
The table below presents the significant terms and conditions of the Notes. As at October 31, 2019, we held nil trading positions (2018: $8 million in net long trading positions) of the Notes.

$ millions, as at October 31						2019	2018
				Earliest redemption dates		Principal amount
	Issue date	Interest payment dates	Yield	At greater of Canada Yield Price and par (1)	At par
Series A	March 13, 2009	June 30, December 31	9.976%	June 30, 2014	June 30, 2019	$–	$1,300
Series B	March 13, 2009	June 30, December 31	10.250%	June 30, 2014	June 30, 2039	300	300
						$300	$1,600

(1)
Canada Yield Price: a price calculated at the time of redemption (other than an interest rate reset date applicable to the series) to provide a yield to maturity equal to the yield on a Government of Canada bond of appropriate maturity plus: (i) for the CIBC Tier 1 Notes – Series A, (a) 1.735% if the redemption date is any time prior to June 30, 2019, or (b) 3.475% if the redemption date is any time on or after June 30, 2019; and (ii) for the CIBC Tier 1 Notes – Series B, (a) 1.645% if the redemption date is any time prior to June 30, 2039, or (b) 3.29% if the redemption date is any time on or after June 30, 2039.